Offsetting of Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Amounts Offset and Not Offset in the Consolidated Balance Sheet

(Canadian $ in millions)							2023
				Amounts not offset in the balance sheet
	Gross amounts	Amounts offset in the balance sheet	Net amounts presented in the balance sheet	Impact of master netting agreements	Securities received/pledged as collateral (1)(2)	Cash collateral	Net amount (3)
Financial Assets
Securities borrowed or purchased under resale agreements	118,128	2,466	115,662	11,386	102,852	25	1,399
Derivative instruments	40,513	537	39,976	26,674	3,266	4,569	5,467
	158,641	3,003	155,638	38,060	106,118	4,594	6,866

Financial Liabilities
Derivative instruments	50,730	537	50,193	26,674	7,837	7,186	8,496
Securities lent or sold under repurchase agreements	108,574	2,466	106,108	11,386	94,291	106	325
	159,304	3,003	156,301	38,060	102,128	7,292	8,821

							2022
Financial Assets
Securities borrowed or purchased under resale agreements	116,309	3,115	113,194	11,757	99,736	4	1,697
Derivative instruments	48,494	334	48,160	31,878	3,282	3,201	9,799
	164,803	3,449	161,354	43,635	103,018	3,205	11,496

Financial Liabilities
Derivative instruments	60,290	334	59,956	31,878	7,212	8,843	12,023
Securities lent or sold under repurchase agreements	107,078	3,115	103,963	11,757	91,494	176	536
	167,368	3,449	163,919	43,635	98,706	9,019	12,559

(1)	Financial assets received/pledged as collateral are disclosed at fair value and are limited to the net balance sheet exposure (i.e. any over-collateralization is excluded from the table).
(2)	Certain amounts of collateral are restricted from being sold or repledged except in the event of default or the occurrence of other predetermined events.
(3)	Not intended to represent our actual exposure to credit risk.